LONG-TERM PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of LONG-TERM PREPAID EXPENSES [Abstract]
Disclosure of detailed information of noncurrent prepayments [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Prepaid advertising fees	-	1,494